NOTE 20 EQUITY (Details 1)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Number of Share Options
Options outstanding, beginning	10,450,000	7,600,000	3,300,000
Options cancelled	6,967,761	(4,850,000)
Options granted	(7,583,333)	7,700,000	4,300,000
Exercisable	9,084,428
Weighted Average Exercise Price
Options outstanding, beginning	$ 0.16	$ 0.25	$ 0.10
Options cancelled	0.07	0.27
Options granted	0.14	$ 0.14	$ 0.37
Options outstanding, ending	0.08
Exercisable	$ 0.08